Supplementary information to the cash flow (Details Narrative) - T I M P Participated [Member] R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Related obligations	R$ 3,584
[custom:CommitmentsPayable-0]	2,682
Cash impac	R$ 902